BUSINESS COMBINATIONS (Details Narrative) - USD ($)								3 Months Ended					7 Months Ended	9 Months Ended		12 Months Ended
	Jul. 02, 2024	May 31, 2024	May 30, 2024	Feb. 02, 2024	Jan. 08, 2024	Jul. 17, 2023	May 19, 2023	Sep. 30, 2024	Sep. 30, 2023		Jun. 30, 2023	[1]	Dec. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Business Acquisition [Line Items]
Payments to Acquire Businesses, Net of Cash Acquired														$ 4,652,500	$ (69,104)	$ (69,104)
Notes Payable								$ 2,678,403					$ 3,911,446	2,678,403		3,911,446	1,098,158
Stock Issued During Period, Value, New Issues
Professional Fees								620,284	$ 1,207,231					2,650,840	2,131,902	3,146,692	265,575
Impairment of Intangible Assets, Indefinite-Lived (Excluding Goodwill)								5,508,595						5,508,595
Goodwill, Impairment Loss								4,853,142						4,853,142	15,669,287	20,364,001
Goodwill								15,528,739					6,516,915	15,528,739		6,516,915
Revenue from Contract with Customer, Excluding Assessed Tax							$ 1,396,000	3,883,105	2,606,653					8,300,038	5,568,224	7,624,584	4,203,112
Gross Profit								$ 436,205	$ 643,928				799.00	1,127,009	864,440	1,121,449	(4,740)
Share based compensation pro forma																	5,590,485
Goodwill impairment loss pro forma																	$ 20,364,001
Pro Forma [Member]
Business Acquisition [Line Items]
Impairment of Intangible Assets, Indefinite-Lived (Excluding Goodwill)														5,508,595	5,590,485
Goodwill, Impairment Loss															15,669,287
Goodwill [Member]
Business Acquisition [Line Items]
Professional Fees																$ 450,000
Common Stock [Member]
Business Acquisition [Line Items]
Stock Issued During Period, Shares, New Issues	100							2,399,577
Stock Issued During Period, Value, New Issues								$ 240
Stock Issued During Period, Shares, Conversion of Convertible Securities									(19,118,233)	[1]						(19,118,233)
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture											300,000					300,000
Series A Preferred Stock [Member]
Business Acquisition [Line Items]
Stock Issued During Period, Shares, New Issues						7,000,000
Standard Waste Services LLC [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred		$ 16,100,000
Payments to Acquire Businesses, Net of Cash Acquired		4,652,500			$ 652,500
Notes Payable		$ 2,859,898
Stock Issued During Period, Shares, New Issues		552,000
Goodwill, Acquired During Period		$ 13,900,000
Goodwill		$ 13,864,967
Standard Waste Services LLC [Member] | Common Stock [Member]
Business Acquisition [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities		100
Standard Waste Services LLC [Member] | Series A Preferred Stock [Member]
Business Acquisition [Line Items]
Stock Issued During Period, Shares, New Issues		612,000	90,000	612,000
Stock Issued During Period, Value, New Issues		$ 8,568,000
Stock Issued During Period, Shares, Conversion of Convertible Securities		1
Share Price		$ 0.14
Titan Trucking LLC [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred							$ 27,162,222
Business Acquisition, Percentage of Voting Interests Acquired							65.00%
Goodwill							$ 26,880,916
Titan Trucking LLC [Member] | Intellectual Property [Member]
Business Acquisition [Line Items]
Acquired Finite-Lived Intangible Assets, Weighted Average Useful Life							10 years
Acquired finite lived intangible assets discount rate							12.70%
Titan Trucking LLC [Member] | Trade Names [Member]
Business Acquisition [Line Items]
Acquired finite lived intangible assets discount rate							12.70%
Pretax royalty rate							1.00%
Titan Trucking LLC [Member] | Noncompete Agreements [Member]
Business Acquisition [Line Items]
Acquired Finite-Lived Intangible Assets, Weighted Average Useful Life							5 years
Acquired finite lived intangible assets discount rate							12.70%
Titan Trucking LLC [Member] | Goodwill [Member]
Business Acquisition [Line Items]
Professional Fees														$ 659,000	$ 450,000
Titan Trucking LLC [Member] | Series C Preferred Stock [Member] | Merger Agreement [Member]
Business Acquisition [Line Items]
Stock Issued During Period, Shares, New Issues							630,900
Titan Trucking LLC [Member] | Series C Preferred Stock [Member] | Merger Agreement [Member] | Chief Executive Officer [Member]
Business Acquisition [Line Items]
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture							70,100
Titan Merger Acquisition [Member]
Business Acquisition [Line Items]
Goodwill													$ 6,516,915			$ 6,516,915

[1]	On January 10, 2024, the Company redomiciled and exchanged all outstanding shares of its pre-existing Series C Preferred Stock for shares of a new class of Series A Preferred Stock (Note 1 – Organization and Nature of Operations). The Statement of Changes in Stockholders’ Equity/Member’s Equity for the three and nine months ended September 30, 2024 has been retrospectively restated to reflect this change.